S-K 1602(a)(4) Forepart, Adjusted NTBV	Sep. 30, 2025 $ / shares
Over-allotment Option Not Exercised [Member] | No Redemption [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	$ 7.21
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	2.79
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.68
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.32
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.85
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.15
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	4.36
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.64
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.91
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	9.09
Over-allotment Option Exercised [Member] | No Redemption [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.22
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	2.78
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.69
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.31
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.85
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.15
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	4.35
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.65
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.8
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 9.2